Accrued and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and Other Liabilities
Accrued and other liabilities consist of the following:

Year ended December 31 (€, in millions)	2021	2022
Costs to be paid[1]	352.0	511.6
Personnel-related items	864.7	1,070.9
Derivative financial instruments[2]	2.8	261.2
Operating lease liabilities[3]	161.7	196.7
Provisions	91.2	90.5
Standard warranty reserve	145.3	143.6
Other	68.9	56.3
Accrued and other liabilities	1,686.6	2,330.8
Less: non-current portion of accrued and other liabilities	251.1	454.9
Current portion of accrued and other liabilities	1,435.5	1,875.9
1.Costs to be paid includes an amount payable to related parties. For further details see Note 26 Related parties and variable interest entities.
2.For further details on derivative financial instruments see Note 25 Financial risk management.
3.For further details on lease liabilities see Note 14 Right-of-use assets and lease liabilities.

Changes in Standard Warranty Reserve	Total changes in standard warranty reserve for the years 2022 and 2021, are as follows:

Year ended December 31 (€, in millions)	2021	2022
Balance at beginning of year	119.1	145.3
Additions for the year	188.6	191.5
Utilization of the reserve	(162.8)	(193.5)
Effect of exchange rates	0.4	0.3
Balance at end of year	145.3	143.6